RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in the six months ended June 30, 2019 and June 30, 2018 is as follows:

(in thousands of $)	2019	2018
Golden Opus Inc	—	6
Frontline Management (Bermuda) Ltd	1,674	1,707
SFL Corporation Ltd.	15,196	14,589
Seateam Management Pte Ltd	1,818	1,901
Seatankers Management Co Ltd	2,621	10,855
Capesize Chartering Ltd	12	24

Net amounts charged by related parties comprise of charter hire costs, general management and commercial management fees.

A summary of net amounts charged to related parties in the six months ended June 30, 2019 and June 30, 2018 is as follows:

(in thousands of $)	2019	2018
SFL Corporation Ltd.	443	360
Seatankers Management Co Ltd	317	359
Capesize Chartering Ltd	2,816	1,308

Net amounts charged to related parties mainly comprise of commercial management fees and net income under the revenue sharing agreement with CCL.

A summary of balances due from related parties as of June 30, 2019 and December 31, 2018 is as follows:

(in thousands of $)	2019	2018
Frontline Ltd.	2,356	3,192
SFL Corporation Ltd.	2,589	91
United Freight Carriers	—	163
Seatankers Management Co Ltd	660	538
Capesize Chartering Ltd	739	6
	6,344	3,990

A summary of balances owed to related parties as of June 30, 2019 and December 31, 2018 is as follows:

(in thousands of $)	2019	2018
Seatankers Management Co Ltd	673	—
United Freight Carriers	23	—
	696	—

Pursuant to the management agreements, the number of vessels managed and the daily commercial management fee during the six months ended June 30, 2019 and June 30, 2018 were as follows:

	2019	2018
Number of dry bulk vessels managed	14	14
Daily commercial management fee per dry bulk vessel	75-125	75-125
Number of container vessels managed	14	7
Daily commercial management fee per container vessel	$75	$75

In addition, we charter in eight Capesize vessels from SFL. See also "Note 10, Operating Leases" for additional information related to these contracts.

Seatankers Management Co Ltd
We are the commercial manager for certain related party vessels operated by Seatankers Management Co Ltd, or Seatankers. Pursuant to the management agreements, the number of vessels managed and the daily commercial management fee during the six months ended June 30, 2019 and June 30, 2018 were as follows:

	2019	2018
Number of dry bulk vessels managed	14	16
Daily commercial management fee per dry bulk vessel	$125	$125